PEPPER HAMILTON, LLP
                              3000 Two Logan Square
                           Eighteenth and Arch Streets
                           Philadelphia, PA 19103-2799
                                 (215) 981-4000

Direct Dial: (215) 981-4553

                                                                March 11, 2004

FILED VIA EDGAR
U.S. Securities and Exchange Commission 450 Fifth Street, N.W.
Washington, D.C. 20549
Attn: Filing Desk

         Re:      1838 Investment Advisors Funds
                  Rule 497(j) Filing

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 12/13 to the Registration Statement of 1838 Investment Advisors Funds, which was filed with the SEC via EDGAR on March 1, 2004.

         Please direct any questions or comments relating to this certification to my attention at the phone number or address listed above.


                                                    Very truly yours,

                                                    /s/ Dorothy M. Allison
                                                    ---------------------------
                                                    Dorothy M. Allison, Esquire

cc: Anna M. Bencrowsky
      John McDonnell